As filed with the Securities and Exchange Commission on December 17, 2002
                                              Securities Act File No. 33-37439
                                     Investment Company Act File No. 811-06196
==============================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                     ------------------------------------
                                   FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        |X|
                          Pre-Effective Amendment No.                      | |
                        Post-Effective Amendment No. 16                    |X|
                                    and/or
                       REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940                     {X|
                               Amendment No. 18                            |X|
                       (Check appropriate box or boxes)
                     ------------------------------------
                             CMA(R) TREASURY FUND
              (Exact Name of Registrant as Specified in Charter)
                     ------------------------------------
                            800 Scudders Mill Road
                         Plainsboro, New Jersey 08536
                   (Address of Principal Executive Offices)

     (Registrant's Telephone Number, including Area Code): (609) 282-2800
                     ------------------------------------
                                TERRY K. GLENN
                             CMA(R) Treasury Fund
             800 Scudders Mill Road, Plainsboro, New Jersey 08536
       Mailing Address: P.O. Box 9011, Princeton, New Jersey 08543-9011
                    (Name and Address of Agent for Service)
                     ------------------------------------

                                  Copies to:
        Counsel for the Fund:                    Philip L. Kirstein, Esq.
   SIDLEY AUSTIN BROWN & WOOD LLP               FUND ASSET MANAGEMENT, L.P.
         787 Seventh Avenue                             P.O. Box 9011
    New York, New York 10019-6018            Princeton, New Jersey 08543-9011
Attention: Thomas R. Smith, Jr., Esq.

                          Jeffrey S. Alexander, Esq.
              MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                           1400 Merrill Lynch Drive
                         Pennington, New Jersey 08534
                     ------------------------------------
It is proposed that this filing will become effective (check appropriate box)
     | | immediately upon filing pursuant to paragraph (b)
     |X| on January 16, 2003 pursuant to paragraph (b)
     | | 60 days after filing pursuant to paragraph (a)(1)
     | | on (date) pursuant to paragraph (a)(1)
     | | 75 days after filing pursuant to paragraph (a)(2)
     | | on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
     |X| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                     ------------------------------------
     Title of Securities Being Registered: Shares of Beneficial Interest,
                           par value $.10 per share.
                     ------------------------------------
     Master Treasury Trust also has executed this Registration Statement.

==============================================================================

     Parts A, B and C to the CMA Treasury Fund's ( the "Fund") Post-Effective Amendment No. 15 to the Fund's Registration Statement under the Securities Act of 1933, as amended, (the "Securities Act") and Amendment No. 17 to the Fund's Registration Statement under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission on November 15, 2002 (the "Post-Effective Amendment"), are herein incorporated by reference. The Fund is submitting this post-effective amendment for the sole purpose of extending the pending effective date of the Post-Effective Amendment. The Post-Effective Amendment originally requested an effective date of December 18, 2002. It is proposed that the Post-Effective Amendment becomes effective on January 16, 2003, pursuant to Rule 485(b)(1)(iii) under the Securities Act, or on such date as the Commission, acting pursuant to Section 8(a) of the Securities Act may determine.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 17th day of December, 2002.

                                            CMA TREASURY FUND
                                               (Registrant)


                          By:  /s/ Donald C. Burke
                               -----------------------------------------------
                               (Donald C. Burke, Vice President and Treasurer)

     Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date(s) indicated.

                 Signatures                                 Title                               Date
                 ----------                                 -----                               ----

               TERRY K. GLENN*                         President and Trustee
----------------------------------------------    (Principal Executive Officer)
              (Terry K. Glenn)

               DONALD C. BURKE*                    Vice President and Treasurer
----------------------------------------------        (Principal Financial and
              (Donald C. Burke)                          Accounting Officer)


              RONALD W. FORBES*                               Trustee
----------------------------------------------
             (Ronald W. Forbes)

           CYNTHIA A. MONTGOMERY*                             Trustee
----------------------------------------------
           (Cynthia A. Montgomery)

             CHARLES C. REILLY*                               Trustee
----------------------------------------------
             (Charles C. Reilly)

               KEVIN A. RYAN*                                 Trustee
----------------------------------------------
               (Kevin A. Ryan)

             ROSCOE S. SUDDARTH*                              Trustee
----------------------------------------------
            (Roscoe S. Suddarth)

              RICHARD R. WEST*                                Trustee
----------------------------------------------
              (Richard R. West)

             EDWARD D. ZINBARG*                               Trustee
----------------------------------------------
             (Edward D. Zinbarg)

*By: /s/ Donald C. Burke                                                                  December 17, 2002
     --------------------------------------
     (Donald C. Burke, Attorney-in-Fact)

     Master Treasury Trust hereby certifies that CMA Treasury Fund meets all requirements for effectiveness of this Registration Statement of CMA Treasury Fund pursuant to Rule 485(b) under the Securities Act and has duly caused this Registration Statement of CMA Treasury Fund to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 17th day of December, 2002.

                                         MASTER TREASURY TRUST
                                             (Registrant)


                          By:  /s/ Donald C. Burke
                               ---------------------------------------
                               (Donald C. Burke, Vice President and Treasurer)

     Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed by the following person in the capacities and on the date indicated.

                  Signatures                                Title                               Date
                  ----------                                -----                               ----

               TERRY K. GLENN*                      President and Trustee
-----------------------------------------------      (Principal Executive
               (Terry K. Glenn)                            Officer)


               DONALD C. BURKE*                  Vice President and Treasurer
-----------------------------------------------    (Principal Financial and
              (Donald C. Burke)                      Accounting Officer)


              RONALD W. FORBES*                            Trustee
-----------------------------------------------
              (Ronald W. Forbes)

            CYNTHIA A. MONTGOMERY*                         Trustee
-----------------------------------------------
           (Cynthia A. Montgomery)

              CHARLES C. REILLY*                           Trustee
-----------------------------------------------
             (Charles C. Reilly)

                KEVIN A. RYAN*                             Trustee
-----------------------------------------------
               (Kevin A. Ryan)

             ROSCOE S. SUDDARTH*                           Trustee
-----------------------------------------------
             (Roscoe S. Suddarth)

               RICHARD R. WEST*                            Trustee
-----------------------------------------------
              (Richard R. West)

              EDWARD D. ZINBARG*                           Trustee
-----------------------------------------------
             (Edward D. Zinbarg)

*By: /s/ Donald C. Burke                                                                   December 17 , 2002
     --------------------------------------
    (Donald C. Burke, Attorney-in-Fact)